Earnings Per Share - Schedule of Calculation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings per common share - basic
Net income	$ 142,844	$ 105,382	$ 65,128
Dividends and undistributed earnings allocated to unvested restricted shares	(1,680)	(1,651)	(1,205)
Net income allocated to common shareholders - basic	$ 141,164	$ 103,731	$ 63,923
Weighted average common shares outstanding	38,214	31,307	29,052
Earnings per common share - basic (in usd per share)	$ 3.69	$ 3.31	$ 2.20
Earnings per common share - diluted
Net income allocated to common shareholders - basic	$ 141,164	$ 103,731	$ 63,923
Dividends and undistributed earnings allocated to unvested restricted shares	(48)	(34)	(4)
Earnings Allocated to Common Shareholders	$ 141,116	$ 103,697	$ 63,919
Weighted average common shares outstanding	38,214	31,307	29,052
Dilutive potential common shares	96	126	53
Weighted average common shares outstanding - diluted	38,310	31,433	29,105
Earnings per common share - diluted (in usd per share)	$ 3.68	$ 3.30	$ 2.20